13. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Company’s and the Bank’s actual capital amounts and ratios
(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2012:

Total Capital (to Risk-Weighted Assets)
Consolidated	$121,246	17.34%	55,928	8.00%	N/A	N/A
Bank	$117,453	16.84%	55,784	8.00%	69,730	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$112,135	16.04%	27,964	4.00%	N/A	N/A
Bank	$108,379	15.54%	27,892	4.00%	41,838	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$112,135	11.12%	40,342	4.00%	N/A	N/A
Bank	$108,379	10.76%	40,302	4.00%	50,377	5.00%

As of December 31, 2011:

Total Capital (to Risk-Weighted Assets)
Consolidated	$129,495	17.38%	59,607	8.00%	N/A	N/A
Bank	$111,807	15.04%	59,463	8.00%	74,329	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$119,950	16.10%	29,804	4.00%	N/A	N/A
Bank	$102,264	13.76%	29,731	4.00%	44,597	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$119,950	11.06%	43,379	4.00%	N/A	N/A
Bank	$102,264	9.44%	43,328	4.00%	54,160	5.00%